RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net Change in Fair Value of Derivative Assets and Liabilities Classified as Level III (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue
Net change in the Level III fair value category
Unrealized losses attributed to derivatives in the Level III category	$ 3	$ 5
Commodity contracts | Power
Net change in the Level III fair value category
Balance at beginning of year	(4)	(7)
Transfers out of Level III	4	5
Total (losses)/gains included in Net income	(3)	8
Total losses included in OCI	(4)	0
Settlements	0	(9)
Foreign exchange	0	(1)
Balance at end of year	$ (7)	$ (4)